SCHEDULE OF DIS-AGGREGATED INFORMATION OF REVENUES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Total revenues	$ 1,016,962	$ 3,452,621
Survivor Select [Member]
Product Information [Line Items]
Total revenues	83,904	149,897
Energized Mineral Concentrate [Member]
Product Information [Line Items]
Total revenues	52,047	81,481
Ionized Cal-Mag [Member]
Product Information [Line Items]
Total revenues	39,527	908,964
Omega Blend [Member]
Product Information [Line Items]
Total revenues	222,718	495,567
Beta Maxx [Member]
Product Information [Line Items]
Total revenues	208,043	156,550
Vege Fruit Fiber [Member]
Product Information [Line Items]
Total revenues	65,757	1,755
Iron [Member]
Product Information [Line Items]
Total revenues	28,114	133,389
Young Formula [Member]
Product Information [Line Items]
Total revenues	52,425	653,631
Organic Youth Care Cleansing Bar [Member]
Product Information [Line Items]
Total revenues	5,137	43,127
Mito+ [Member]
Product Information [Line Items]
Total revenues	183,800	162,801
No. 1 MED [Member]
Product Information [Line Items]
Total revenues	15,331	46,713
Energetique [Member]
Product Information [Line Items]
Total revenues	25,574	253,396
Trim Plus [Member]
Product Information [Line Items]
Total revenues	27,042	365,350
Product [Member]
Product Information [Line Items]
Total revenues	1,009,419	3,452,621
Health And Wellness Services [Member]
Product Information [Line Items]
Total revenues	$ 7,543